INVENTORIES	12 Months Ended
Dec. 31, 2019
Classes Of Inventories [Abstract]
INVENTORIES
18.	INVENTORIES

	At December 31,
	2018	2019
	Thousand US$	Thousand US$
Solar modules	626	622
Permits and related costs capitalized during the course of obtaining permits	—	—
Provision of inventories (Note a)	—	(155)
	626	467

(a)	The provision of inventory in 2019 was primarily attributable to the decrease in the market price of inventory.